Other (income)/expense, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[2]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Other operating income expense [Abstract]
Loss on sale/disposal of property, plant and equipment and other intangibles, net		₨ 55			₨ 80	₨ 112
Sale of spent chemical		(297)			(206)	(271)
Scrap sales		(169)			(216)	(220)
Miscellaneous income, net	[1]	(377)			(723)	(495)
Other (income)/expense, net		₨ (788)	$ (12)		₨ (1,065)	₨ (874)

[1]	During the three months ended March 31, 2017, the Company entered into an agreement with Galderma Laboratories, LP to settle the ongoing litigation relating to the Company’s launch of a generic product in the United States. Pursuant to the settlement, the Company recorded an amount of Rs.417, representing the relevant consideration attributable to settlement of such litigation.
[2]	Unaudited convenience translation into U.S.$(See Note 2(d))